Trade Receivables, Net	12 Months Ended
Dec. 31, 2024
Trade Receivables, Net [Abstract]
Trade receivables, net

16. Trade receivables, net

	December 31, 2024	December 31, 2023
	RMB’000	RMB’000
Trade receivables
Receivables from third-party customers	18,109	25,168
Allowance for ECLs	(6,109)	(2,324)
Total trade receivables	12,000	22,844

Trade receivables are non-interest bearing and are generally on terms of 7 to 365 days.

The movements in allowance for ECLs are as follows:

	2024	2023
	RMB’000	RMB’000
At the beginning of the year	(2,324)	(66,981)
Impairment losses, net	(3,785)	(1,924)
Amount written off as uncollectible	—	66,581
At the end of the year	(6,109)	(2,324)